PROVISIONS (Tables)	9 Months Ended
Sep. 30, 2022
SCHEDULE OF PROVISIONS

	Post-retirement	Rehabilitation
	benefits (1)	provision (2)	Total
	$	$	$

Year ended December 31, 2021
Opening balance	652	1,556	2,208
Termination payments	(62)	-	(62)
Change in estimate	968	223	1,191
Accretion for the period	236	85	321
Exchange differences	1	(51)	(50)
Closing balance	1,795	1,813	3,608

Current	1,795	-	1,795
Non-current	-	1,813	1,813

Period ended September 30, 2022
Opening balance	1,795	1,813	3,608
Termination payments	(80)	-	(80)
Change in estimate	(354)	-	(354)
Accretion for the period	466	96	562
Exchange differences	29	24	53
Closing balance	1,856	1,933	3,789

Current	1,856	-	1,856
Non-current	-	1,933	1,933

(1)	Post-retirement benefits: Under Mexican labour law, the Company provides post-retirement indemnities and severance benefits to its employees terminated under certain circumstances. Key assumptions used by the independent 3rd party actuary in the above estimate include an annual discount rate of 7.00%, employee turnover rate of 4%, annual salary rate increase of 3.75% and minimum wage increase rate of 22%, and the life of mine plan to early Q4 2022.

(2)	Rehabilitation provision: Key financial assumptions used in the above estimate include independent 3rd party cost reports, an annual discount rate of 6.68% for Platosa and 7.19% for Miguel Auza, Mexican target inflation rates and the anticipated commencement of rehabilitation work (Platosa and Miguel Auza – 2024). The total undiscounted amount of estimated cash flows required to settle the Company’s obligations is $2.0 million of which $1.0 million relates to the Platosa Mine and $1.0 million relates to the Miguel Auza processing facility.